Nature of business - Schedule of ownership percentage in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FSD Biosciences Inc.
Disclosure of subsidiaries [line items]
Country	USA
Ownership percentage	100.00%	100.00%	100.00%
Prismic Pharmaceuticals Inc.
Disclosure of subsidiaries [line items]
Country	USA
Ownership percentage	100.00%	100.00%	100.00%
FV Pharma Inc.
Disclosure of subsidiaries [line items]
Country	Canada
Ownership percentage	100.00%	100.00%	100.00%
Lucid Psycheceuticals Inc.
Disclosure of subsidiaries [line items]
Country	Canada
Ownership percentage	100.00%	100.00%	0.00%
FSD Strategic Investments Inc.
Disclosure of subsidiaries [line items]
Country	Canada
Ownership percentage	100.00%	0.00%	0.00%
FSD Pharma Australia Pty Ltd
Disclosure of subsidiaries [line items]
Country	Australia
Ownership percentage	100.00%	0.00%	0.00%